Employee benefits - Schedule of defined-benefit obligations by type of benefit plan (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits
Defined-benefit obligations	€ 11,642	€ 17,240	€ 17,972
Defined-benefit plans
Employee benefits
Defined-benefit obligations	10,006	12,838
Italy | Defined-benefit plans
Employee benefits
Defined-benefit obligations	309	2,081	2,290
Austria
Employee benefits
Defined-benefit obligations	9,697	10,757
Austria | Defined-benefit plans
Employee benefits
Defined-benefit obligations	9,697	10,757	€ 11,306
Italian leaving indemnities | Italy | Defined-benefit plans
Employee benefits
Defined-benefit obligations	309	2,081
Severance payments | Austria | Defined-benefit plans
Employee benefits
Defined-benefit obligations	5,724	6,375
Pension liability | Austria | Defined-benefit plans
Employee benefits
Defined-benefit obligations	€ 3,973	€ 4,382